LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of September 30,
	2025	2024
Equity method investments, net	$-	$760,713
Equity investments using the measurement alternative	-	997,802
Long-term investment, net	$-	$1,758,515

SCHEDULE OF EQUITY INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Below is a reconciliation of the Company’s equity investments accounted for using the equity method for the years ended September 30, 2025, 2024 and 2023:

	2025	2024	2023
Balance at the beginning of the year	$760,713	$696,618	$573,906
Additions		57,083	50,141
Share of results of equity investees	211,835	(10,125)	78,966
Effect of foreign currency translation	(10,502)	17,137	(6,395)
Disposal of equity interests	(962,046)	-	-
Total	$-	$760,713	$696,618